Warrants (Tables)	5 Months Ended
Jun. 30, 2024
Warrants [Abstract]
Schedule of Warrants Outstanding	The Company warrants outstanding at June 30, 2024 are presented below:
		Preferred Warrants (Predecessor)	Public Warrants (Successor)	Conversion Warrants (Successor)	Common Warrants (Successor)	Series A Preferred Warrants (Successor)	Weighted average exercise price	Weighted average remaining life

6/30/2024	Balance June 30, 2024	-	9,222,504	324,999	612,746	2,500	$11.56	4.40